Property and Equipment, net	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, net

NOTE 5 – Property and Equipment, net

Property and equipment consisted of the following (in thousands):

	March 31, 2024	December 31, 2023
Computer and office equipment	$187	$179
Furniture and fixtures	12	12
Leasehold improvements	6	6
Software	1	1
Total	206	198
Less: accumulated depreciation and amortization	(96)	(83)
Total Property and Equipment, Net	$110	$115

Depreciation and amortization expense were approximately $22 thousand, $4 thousand, and $19 thousand, for the three months ended March 31, 2024 (Successor), for the period from March 15, 2023, to March 31, 2023 (Successor), and for the period from January 1, 2023, to March 14, 2023 (Predecessor), respectively.

NOTE 5 – Property and Equipment, net

Property and equipment consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2023	December 31, 2022
Computer and office equipment	$179	$992
Furniture and fixtures	12	185
Leasehold improvements	6	28
Software	1	8
Total	198	1,213
Less: accumulated depreciation and amortization	(83)	(1,011)
Total Property and Equipment, Net	$115	$202

Depreciation and amortization expense were approximately $75 thousand, $19 thousand, and $119 thousand for the period from March 15, 2023, to December 31, 2023 (Successor), for the period from January 1, 2023, to March 14, 2023 (Predecessor), and for the year ended December 31, 2022 (Predecessor), respectively.